Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

July 31, 2020

CAI-QTLY-0920
1.804853.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (a)(b)	$37,706	$5,185
Sanchez Energy Corp. 15% 7/31/23 (c)(d)	1,991	1,991
		7,176
Nonconvertible Bonds - 59.2%
Aerospace - 3.5%
Arconic Rolled Products Corp.:
6% 5/15/25 (b)	6,630	7,148
6.125% 2/15/28 (b)	7,830	8,349
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	4,405	4,572
Bombardier, Inc.:
6.125% 1/15/23 (b)	10,610	9,125
7.5% 12/1/24 (b)	8,870	7,185
7.5% 3/15/25 (b)	25,865	20,886
7.875% 4/15/27 (b)	47,400	37,802
BWX Technologies, Inc. 5.375% 7/15/26 (b)	8,510	8,893
Moog, Inc. 4.25% 12/15/27 (b)	3,455	3,532
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)	15,000	14,742
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	35,636
TransDigm, Inc.:
5.5% 11/15/27	96,325	91,384
6.25% 3/15/26 (b)	17,925	18,911
6.375% 6/15/26	61,985	60,768
6.5% 5/15/25	16,505	16,175
7.5% 3/15/27	18,012	18,372
Wolverine Escrow LLC:
8.5% 11/15/24 (b)	21,705	15,736
9% 11/15/26 (b)	22,920	16,617
		395,833
Air Transportation - 0.3%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)	1,725	1,570
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	6,915	7,071
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	290	239
Delta Air Lines, Inc. 7% 5/1/25 (b)	4,635	4,954
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	4,319	4,069
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,204	2,888
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	6,442	5,458
Series 2012-2 Class B, 6.75% 12/3/22	2,347	1,939
Series 2013-1 Class B, 5.375% 5/15/23	3,211	2,642
		30,830
Automotive & Auto Parts - 0.3%
Allison Transmission, Inc.:
5% 10/1/24 (b)	11,405	11,625
5.875% 6/1/29 (b)	7,960	8,794
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (b)(d)(e)	858	798
Exide Technologies:
11% 10/31/24 pay-in-kind (a)(b)(d)(e)	2,145	1,394
11% 10/31/24 pay-in-kind(a)(b)(d)(e)	891	401
IAA Spinco, Inc. 5.5% 6/15/27 (b)	4,680	4,990
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,950
		36,952
Banks & Thrifts - 2.8%
Ally Financial, Inc.:
8% 11/1/31	20,638	27,788
8% 11/1/31	206,609	285,705
		313,493
Broadcasting - 1.7%
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	8,405	8,344
Netflix, Inc.:
4.875% 4/15/28	23,755	27,613
5.375% 11/15/29 (b)	11,075	13,415
5.875% 11/15/28	64,825	80,059
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (b)	23,735	25,404
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	14,525	15,481
5.375% 7/15/26 (b)	11,315	11,923
Tegna, Inc. 5% 9/15/29 (b)	12,060	12,158
		194,397
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	2,325	2,395
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (b)	5,095	5,210
5.25% 1/15/29 (b)(f)	10,525	10,920
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,646
		24,171
Cable/Satellite TV - 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	16,515	17,225
4.5% 8/15/30 (b)	21,660	22,957
4.75% 3/1/30 (b)	63,365	67,444
5% 2/1/28 (b)	91,490	96,979
5.125% 5/1/27 (b)	69,885	74,144
5.375% 6/1/29 (b)	18,080	19,798
5.5% 5/1/26 (b)	17,605	18,623
5.75% 2/15/26 (b)	20,340	21,255
5.875% 5/1/27 (b)	17,965	18,998
CSC Holdings LLC:
5.375% 2/1/28 (b)	23,655	25,607
5.5% 5/15/26 (b)	15,968	16,746
5.75% 1/15/30 (b)	102,845	114,009
6.5% 2/1/29 (b)	24,795	28,390
7.5% 4/1/28 (b)	14,375	16,536
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	11,285	12,193
Virgin Media Finance PLC 5% 7/15/30 (b)	5,510	5,757
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)	6,000	6,392
6% 1/15/27 (b)	11,435	12,121
Ziggo BV:
4.875% 1/15/30 (b)	7,990	8,492
5.5% 1/15/27 (b)	20,588	21,720
		625,386
Capital Goods - 0.3%
AECOM 5.125% 3/15/27	11,885	13,059
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)	3,245	3,472
Vertical Holdco GmbH 7.625% 7/15/28 (b)	2,995	3,182
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	10,980	11,639
		31,352
Chemicals - 2.6%
CF Industries Holdings, Inc.:
4.95% 6/1/43	59,882	70,074
5.15% 3/15/34	26,868	30,898
5.375% 3/15/44	53,336	65,091
Element Solutions, Inc. 5.875% 12/1/25 (b)	18,605	19,210
LSB Industries, Inc. 9.625% 5/1/23 (b)	6,090	5,923
Neon Holdings, Inc. 10.125% 4/1/26 (b)	12,060	12,241
Nouryon Holding BV 8% 10/1/26 (b)	8,580	9,151
OCI NV:
5.25% 11/1/24 (b)	16,670	16,753
6.625% 4/15/23 (b)	5,370	5,570
The Chemours Co. LLC 5.375% 5/15/27	32,330	31,680
Tronox, Inc. 6.5% 5/1/25 (b)	8,760	9,351
Valvoline, Inc. 4.25% 2/15/30 (b)	8,315	8,741
		284,683
Consumer Products - 0.4%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	40,645	41,661
Containers - 0.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)	11,200	11,452
Cascades, Inc.:
5.125% 1/15/26 (b)	5,600	5,782
5.375% 1/15/28 (b)	5,600	5,796
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,717
7.5% 12/15/96	12,871	13,112
GPC Merger Sub, Inc. 7.125% 8/15/28 (b)	6,000	6,240
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)	18,015	19,456
10.5% 7/15/27 (b)	12,010	13,116
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	6,930	7,383
8.5% 8/15/27 (b)	12,005	13,145
		101,199
Diversified Financial Services - 2.0%
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,938
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	11,230	12,100
FLY Leasing Ltd. 5.25% 10/15/24	9,470	7,653
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	29,665	30,555
6.25% 5/15/26	24,085	25,452
6.375% 12/15/25	28,275	29,406
6.75% 2/1/24	10,075	10,377
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	7,815	8,030
5% 1/15/28 (b)	4,136	4,405
MSCI, Inc. 4% 11/15/29 (b)	6,385	6,864
Springleaf Finance Corp.:
5.375% 11/15/29	9,400	9,918
6.625% 1/15/28	7,305	8,371
6.875% 3/15/25	19,480	21,769
7.125% 3/15/26	38,380	44,994
		224,832
Diversified Media - 0.2%
Block Communications, Inc. 4.875% 3/1/28 (b)	7,830	7,908
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)	11,205	10,477
		18,385
Electric Utilities No Longer Use - 0.1%
NextEra Energy Partners LP 4.25% 7/15/24 (b)	6,610	7,040
Energy - 9.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)	17,645	15,044
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	2,240	1,608
Antero Resources Finance Corp. 5.375% 11/1/21	2,795	2,676
Callon Petroleum Co. 6.125% 10/1/24	4,090	1,247
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	2,405
Chesapeake Energy Corp.:
7% 10/1/24 (a)	6,915	346
8% 1/15/25 (a)	3,385	152
8% 6/15/27 (a)	2,132	100
11.5% 1/1/25 (a)(b)	24,640	2,279
Citgo Holding, Inc. 9.25% 8/1/24 (b)	27,185	27,185
Citgo Petroleum Corp. 7% 6/15/25 (b)	22,045	22,651
CNX Midstream Partners LP 6.5% 3/15/26 (b)	6,675	6,525
Comstock Resources, Inc.:
7.5% 5/15/25 (b)	10,865	10,213
9.75% 8/15/26	7,275	7,273
9.75% 8/15/26	61,450	61,450
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(e)(g)	3,025	2,787
6.5% 5/15/26 (b)	53,531	48,379
6.875% 6/15/25 (b)	10,765	10,200
Continental Resources, Inc.:
3.8% 6/1/24	19,380	18,756
4.375% 1/15/28	4,930	4,599
4.5% 4/15/23	2,660	2,657
4.9% 6/1/44	12,240	10,542
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	18,015	16,844
5.75% 4/1/25	4,790	4,569
6.25% 4/1/23	1,600	1,548
CVR Energy, Inc.:
5.25% 2/15/25 (b)	16,990	15,503
5.75% 2/15/28 (b)	22,655	20,283
DCP Midstream LLC 5.85% 5/21/43 (b)(e)	18,335	13,935
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(b)	43,134	18,179
9% 5/15/21 (a)(b)	47,050	19,849
9.25% 3/31/22 (a)(b)	7,030	2,970
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (a)	550	60
5.7% 10/15/39 (a)	2,813	306
EG Global Finance PLC 8.5% 10/30/25 (b)	16,085	17,572
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	9,698	9,746
5.75% 1/30/28 (b)	16,811	17,252
6.625% 7/15/25 (b)	5,510	5,789
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,169
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	76,525	20,470
EQT Corp. 3.9% 10/1/27	27,454	25,870
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	9,560
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)(b)	7,165	1,576
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	5,409
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,582
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	11,235	11,375
5.625% 2/15/26 (b)	15,535	16,114
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,424
5.75% 10/1/25 (b)	11,285	10,700
6.25% 11/1/28 (b)	12,280	11,282
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	7,615	7,524
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	22,135	21,331
Jonah Energy LLC 7.25% 10/15/25 (b)	18,030	2,124
Laredo Petroleum, Inc.:
9.5% 1/15/25	11,330	8,189
10.125% 1/15/28	8,495	6,031
MEG Energy Corp. 7.125% 2/1/27 (b)	11,335	10,088
MPLX LP 6.375% 5/1/24	4,570	4,712
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29	6,860	7,252
5.625% 5/1/27	6,030	6,392
Nabors Industries Ltd.:
7.25% 1/15/26(b)	11,260	7,094
7.5% 1/15/28 (b)	9,715	6,172
Nabors Industries, Inc. 5.75% 2/1/25	19,210	7,588
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	8,193
Nine Energy Service, Inc. 8.75% 11/1/23 (b)	6,245	2,873
NuStar Logistics LP 6% 6/1/26	12,025	12,326
Occidental Petroleum Corp.:
2.9% 8/15/24	13,380	12,590
3.2% 8/15/26	840	765
3.4% 4/15/26	1,085	982
4.4% 4/15/46	9,300	7,577
4.4% 8/15/49	23,525	19,159
4.625% 6/15/45	7,660	6,341
6.2% 3/15/40	5,785	5,611
6.45% 9/15/36	19,110	19,114
6.6% 3/15/46	15,305	14,939
7.2% 3/15/29	3,964	3,944
7.5% 5/1/31	1,100	1,163
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)	27,530	22,162
7.25% 6/15/25	22,875	20,571
9.25% 5/15/25 (b)	16,370	18,293
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,180
PDC Energy, Inc.:
6.125% 9/15/24	3,555	3,598
6.25% 12/1/25	7,435	6,729
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)	135	155
Sanchez Energy Corp. 7.25% 2/15/23 (a)(b)(d)	21,977	0
SESI LLC 7.75% 9/15/24	7,245	2,644
SM Energy Co.:
5.625% 6/1/25	7,285	3,788
6.625% 1/15/27	21,320	10,500
6.75% 9/15/26	4,550	2,275
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	31,135
8% 3/1/32	12,475	18,103
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,761
Southwestern Energy Co.:
6.45% 1/23/25 (e)	1,805	1,667
7.5% 4/1/26	20,490	19,225
7.75% 10/1/27	12,945	12,172
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	2,641
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,294
5.5% 2/15/26	11,640	11,931
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	11,801
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,579
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	6,573
4.75% 1/15/30 (b)	11,110	12,054
5% 1/31/28 (b)	6,295	6,940
Transocean, Inc. 7.5% 1/15/26 (b)	12,910	6,326
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)	10,734	537
Unit Corp. 6.625% 5/15/21 (a)	2,202	303
W&T Offshore, Inc. 9.75% 11/1/23 (b)	41,795	27,862
Whiting Petroleum Corp. 6.625% 1/15/26 (a)	8,380	1,446
		1,074,329
Entertainment/Film - 0.2%
Allen Media LLC 10.5% 2/15/28 (b)	11,405	10,550
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	3,855
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(e)	28,594	12,724
		27,129
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,522
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,973
5.875% 7/1/25	3,205	3,317
6% 1/1/27	12,335	12,767
		34,579
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)	16,495	17,443
4.875% 2/15/30 (b)	33,425	36,199
Performance Food Group, Inc. 5.5% 10/15/27 (b)	8,855	9,143
		62,785
Food/Beverage/Tobacco - 1.8%
Del Monte Foods, Inc. 11.875% 5/15/25 (b)	6,310	6,736
JBS Investments II GmbH:
5.75% 1/15/28 (b)	10,705	11,367
7% 1/15/26 (b)	11,630	12,502
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	24,630	25,277
6.75% 2/15/28 (b)	18,350	20,506
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	20,180	22,248
6.5% 4/15/29 (b)	29,320	33,205
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)	9,735	10,538
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	8,024
4.875% 11/1/26 (b)	7,740	8,127
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)	17,930	18,378
Post Holdings, Inc.:
4.625% 4/15/30 (b)	11,405	12,004
5.5% 12/15/29 (b)	14,975	16,434
		205,346
Gaming - 1.8%
Colt Merger Sub, Inc.:
5.75% 7/1/25 (b)	13,750	14,317
6.25% 7/1/25 (b)	41,240	43,178
8.125% 7/1/27 (b)	54,990	56,021
MCE Finance Ltd.:
4.875% 6/6/25 (b)	30,275	30,656
5.25% 4/26/26 (b)	12,015	12,166
5.375% 12/4/29 (b)	8,160	8,198
Scientific Games Corp.:
7% 5/15/28 (b)	8,405	7,733
7.25% 11/15/29 (b)	8,405	7,691
Transocean, Inc. 7.25% 11/1/25 (b)	2,825	1,384
Wynn Macau Ltd. 5.125% 12/15/29 (b)	16,800	16,380
		197,724
Healthcare - 4.3%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)	4,000	4,110
5% 7/15/27 (b)	3,765	4,006
Centene Corp.:
4.25% 12/15/27	11,560	12,283
4.75% 1/15/25	7,440	7,710
5.25% 4/1/25 (b)	3,260	3,390
5.375% 6/1/26 (b)	30,420	32,531
5.375% 8/15/26 (b)	7,920	8,474
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)	3,400	3,596
Community Health Systems, Inc.:
6.625% 2/15/25 (b)	13,150	13,285
8% 3/15/26 (b)	61,410	62,900
8.125% 6/30/24 (b)	41,763	26,468
9.875% 6/30/23 (b)	36,023	28,458
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,474
5.75% 11/1/24	12,913	13,056
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)	12,050	13,014
IMS Health, Inc. 5% 5/15/27 (b)	12,070	12,881
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (b)	11,590	12,343
Molina Healthcare, Inc. 4.375% 6/15/28 (b)	7,525	7,996
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	18,080	19,103
5% 10/15/27	25,968	27,851
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)	7,915	8,281
Radiology Partners, Inc. 9.25% 2/1/28 (b)	20,865	20,969
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,191
4.625% 9/1/24 (b)	12,045	12,316
4.875% 1/1/26 (b)	30,115	31,499
5.125% 5/1/25	6,055	6,229
5.125% 11/1/27 (b)	18,070	19,199
6.25% 2/1/27 (b)	17,930	19,045
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)	31,235	33,265
Vizient, Inc. 6.25% 5/15/27 (b)	2,760	2,939
		479,862
Homebuilders/Real Estate - 1.6%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	5,555	5,902
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	7,775	7,056
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	10,555	11,294
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	12,858
LGI Homes, Inc. 6.875% 7/15/26 (b)	12,190	12,982
Odebrecht Finance Ltd.:
4.375% 4/25/25 (a)(b)	12,020	650
5.25% 6/27/29 (a)(b)	10,987	439
7.125% 6/26/42 (a)(b)	5,370	269
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)	33,090	34,727
Starwood Property Trust, Inc. 4.75% 3/15/25	5,050	4,861
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)	1,312	1,397
5.875% 1/31/25 (b)	1,558	1,605
5.875% 6/15/27 (b)	9,260	10,232
6% 9/1/23 (b)	1,289	1,328
TRI Pointe Homes, Inc.:
5.7% 6/15/28	3,265	3,592
5.875% 6/15/24	16,130	17,383
Uniti Group, Inc. 7.875% 2/15/25 (b)	17,650	18,577
VICI Properties, Inc.:
4.25% 12/1/26 (b)	21,450	22,094
4.625% 12/1/29 (b)	12,240	12,883
		180,129
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,215
FelCor Lodging LP 6% 6/1/25	10,935	10,826
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	6,900	7,245
5.125% 5/1/26	18,255	18,894
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,267
4.875% 4/1/27	8,435	8,762
		67,209
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)	34,880	35,289
8.125% 2/15/24 (b)	12,845	13,648
HUB International Ltd. 7% 5/1/26 (b)	11,770	12,329
		61,266
Leisure - 1.5%
Carnival Corp.:
10.5% 2/1/26 (b)	11,990	12,410
11.5% 4/1/23 (b)	32,585	35,436
Merlin Entertainments PLC 5.75% 6/15/26 (b)	7,725	7,339
NCL Corp. Ltd. 12.25% 5/15/24 (b)	14,720	15,971
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)	16,045	16,406
10.875% 6/1/23 (b)	13,720	14,462
11.5% 6/1/25 (b)	19,950	21,984
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (b)	8,860	8,982
Studio City Co. Ltd. 7.25% 11/30/21 (b)	6,220	6,321
Vail Resorts, Inc. 6.25% 5/15/25 (b)	6,250	6,734
Viking Cruises Ltd.:
5.875% 9/15/27 (b)	11,595	7,624
13% 5/15/25 (b)	9,250	10,062
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	8,765
		172,496
Metals/Mining - 1.8%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)	3,565	3,850
6.75% 9/30/24 (b)	7,705	8,033
7% 9/30/26 (b)	6,385	6,832
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	24,600	26,694
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	10,955	10,561
6.875% 3/1/26 (b)	23,905	23,760
7.25% 5/15/22 (b)	6,575	6,571
7.25% 4/1/23 (b)	3,465	3,462
7.5% 4/1/25 (b)	20,585	20,739
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)	9,015	9,809
4.75% 5/15/22 (b)	7,950	8,322
5.125% 3/15/23 (b)	12,860	13,567
5.125% 5/15/24 (b)	9,780	10,440
Joseph T. Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	6,647
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	11,215	11,165
Mineral Resources Ltd. 8.125% 5/1/27 (b)	18,015	19,884
Murray Energy Corp.:
11.25% 4/15/21 (a)(b)	8,915	0
12% 4/15/24 pay-in-kind (a)(b)(e)	10,343	0
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	9,011
		199,347
Paper - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,202
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (b)(f)	15,860	16,217
Getty Images, Inc. 9.75% 3/1/27 (b)	8,530	7,933
		24,150
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (b)	10,600	11,025
5% 10/15/25 (b)	57,250	58,773
		69,798
Services - 0.9%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	8,765	8,480
Hertz Corp.:
5.5% 10/15/24 (a)(b)	9,695	3,830
6% 1/15/28 (a)(b)	5,540	2,188
6.25% 10/15/22 (a)	7,535	2,976
7.125% 8/1/26 (a)(b)	10,285	3,996
Iron Mountain, Inc. 4.875% 9/15/29 (b)	24,110	25,117
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	10,407
Tempo Acquisition LLC 6.75% 6/1/25 (b)	8,815	9,101
The Brink's Co. 4.625% 10/15/27 (b)	12,180	12,390
The GEO Group, Inc.:
5.125% 4/1/23	9,625	8,205
5.875% 10/15/24	14,053	11,137
6% 4/15/26	9,655	7,446
		105,273
Steel - 0.5%
Algoma Steel SCA 0% 12/31/23 (d)	1,982	1,209
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)	12,165	11,739
5.75% 3/1/25	3,141	2,709
5.875% 6/1/27	18,030	15,505
Commercial Metals Co. 5.75% 4/15/26	9,135	9,523
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	9,055	8,512
United States Steel Corp. 6.25% 3/15/26	12,205	8,147
		57,344
Super Retail - 0.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)	3,534	3,624
4.75% 3/1/30 (b)	3,523	3,611
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (b)	3,270	3,499
G-III Apparel Group Ltd. 7.875% 8/15/25 (b)	5,510	5,558
		16,292
Technology - 2.1%
Ascend Learning LLC:
6.875% 8/1/25 (b)	11,865	12,162
6.875% 8/1/25 (b)	4,115	4,238
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)	9,608	10,169
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)	5,515	6,051
Camelot Finance SA 4.5% 11/1/26 (b)	10,590	10,961
CDW LLC/CDW Finance Corp. 5% 9/1/25	6,380	6,603
Fair Isaac Corp. 4% 6/15/28 (b)	2,910	3,044
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	9,345	9,964
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,408
MTS Systems Corp. 5.75% 8/15/27 (b)	3,140	3,057
NCR Corp.:
5.75% 9/1/27 (b)	9,035	9,329
6.125% 9/1/29 (b)	9,035	9,897
8.125% 4/15/25 (b)	4,675	5,188
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)	5,930	6,449
Nortonlifelock, Inc. 5% 4/15/25 (b)	10,050	10,323
Open Text Corp.:
3.875% 2/15/28 (b)	5,690	5,944
5.875% 6/1/26 (b)	8,535	9,066
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	5,690	5,975
Parametric Technology Corp.:
3.625% 2/15/25 (b)	6,650	6,895
4% 2/15/28 (b)	6,575	6,906
Qorvo, Inc. 5.5% 7/15/26	6,085	6,531
Uber Technologies, Inc.:
7.5% 9/15/27 (b)	25,200	26,460
8% 11/1/26 (b)	28,140	29,534
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (b)	16,225	16,228
		229,382
Telecommunications - 5.3%
Altice Financing SA 5% 1/15/28 (b)	11,280	11,579
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	22,740	24,282
Frontier Communications Corp. 8.5% 4/1/26 (b)	42,840	42,197
GCI, Inc. 6.875% 4/15/25	10,905	11,300
GTT Communications, Inc. 7.875% 12/31/24 (b)	1,110	627
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	31,470	19,708
8% 2/15/24 (b)	20,755	21,196
8.5% 10/15/24 (a)(b)	21,405	14,127
9.75% 7/15/25 (a)(b)	36,315	24,149
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	10,836
RP Crown Parent, LLC 7.375% 10/15/24 (b)	4,060	4,116
Sable International Finance Ltd. 5.75% 9/7/27 (b)	20,710	21,608
SBA Communications Corp. 3.875% 2/15/27 (b)	17,015	17,611
SFR Group SA:
5.5% 1/15/28 (b)	22,110	23,243
7.375% 5/1/26 (b)	100,065	106,734
8.125% 2/1/27 (b)	7,635	8,523
Sprint Capital Corp.:
6.875% 11/15/28	76,454	99,138
8.75% 3/15/32	66,716	102,909
Sprint Corp. 7.625% 3/1/26	10,895	13,619
U.S. West Communications 7.25% 9/15/25	1,480	1,714
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	17,180	17,218
		596,434
Utilities - 3.8%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)	6,920	7,396
Global Partners LP/GLP Finance Corp. 7% 6/15/23	11,295	11,128
NextEra Energy Partners LP 4.25% 9/15/24 (b)	4,710	5,016
NRG Energy, Inc.:
5.75% 1/15/28	9,410	10,343
6.625% 1/15/27	26,747	28,486
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	3,059
3.75% 7/1/28	2,868	3,132
3.75% 8/15/42	10,400	10,799
3.95% 12/1/47	53,930	57,275
4% 12/1/46	24,380	25,966
4.25% 3/15/46	2,400	2,619
4.3% 3/15/45	5,995	6,606
4.55% 7/1/30	60,820	69,846
4.95% 7/1/50	60,820	73,670
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,639
PG&E Corp.:
5% 7/1/28	22,000	22,637
5.25% 7/1/30	8,330	8,663
Talen Energy Supply LLC 7.625% 6/1/28 (b)	10,975	11,469
The AES Corp. 4.5% 3/15/23	4,675	4,675
Vistra Operations Co. LLC:
5% 7/31/27 (b)	22,585	24,109
5.5% 9/1/26 (b)	3,485	3,672
5.625% 2/15/27 (b)	28,195	30,268
		426,473

TOTAL NONCONVERTIBLE BONDS		6,621,763

TOTAL CORPORATE BONDS
(Cost $6,605,106)		6,628,939
	Shares	Value (000s)

Common Stocks - 21.1%
Air Transportation - 0.5%
Air Canada (h)	3,438,100	38,784
XPO Logistics, Inc. (h)	202,100	15,162

TOTAL AIR TRANSPORTATION		53,946

Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	10,655
Exide Technologies (d)(h)	9,824	10
Exide Technologies (d)(h)	580,031	0
Motors Liquidation Co. GUC Trust (h)	11,464	17
UC Holdings, Inc. (d)(h)	677,217	9,833

TOTAL AUTOMOTIVE & AUTO PARTS		20,515

Banks & Thrifts - 0.4%
Bank of America Corp.	747,115	18,588
JPMorgan Chase & Co.	250,380	24,197

TOTAL BANKS & THRIFTS		42,785

Broadcasting - 0.3%
iHeartMedia, Inc. warrants 5/1/39 (h)	104	1
Nexstar Broadcasting Group, Inc. Class A	376,429	32,994

TOTAL BROADCASTING		32,995

Building Materials - 0.3%
Carrier Global Corp.	1,120,800	30,531
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (h)	1,310,300	35,365
Capital Goods - 1.3%
Fortive Corp.	396,900	27,858
Thermo Fisher Scientific, Inc.	112,300	46,487
Zebra Technologies Corp. Class A (h)	268,300	75,325

TOTAL CAPITAL GOODS		149,670

Chemicals - 0.4%
CF Industries Holdings, Inc.	695,500	21,790
The Chemours Co. LLC	1,307,240	24,223

TOTAL CHEMICALS		46,013

Consumer Products - 0.4%
Reddy Ice Holdings, Inc. (d)(h)	199,717	11
Reddy Ice Holdings, Inc. (d)(h)	496,439	0
Tempur Sealy International, Inc. (h)	491,800	39,811

TOTAL CONSUMER PRODUCTS		39,822

Containers - 0.4%
Berry Global Group, Inc. (h)	390,700	19,531
WestRock Co.	754,200	20,258

TOTAL CONTAINERS		39,789

Diversified Financial Services - 0.6%
MasterCard, Inc. Class A	141,400	43,626
OneMain Holdings, Inc.	921,700	26,453
Penson Worldwide, Inc. Class A (d)	10,322,034	0
PJT Partners, Inc.	5,092	273

TOTAL DIVERSIFIED FINANCIAL SERVICES		70,352

Energy - 0.1%
Chaparral Energy, Inc. Class A (h)(i)	146,806	57
Forbes Energy Services Ltd. (h)	193,218	21
Goodrich Petroleum Corp. (h)	129,527	965
Harvest Oil & Gas Corp.	25,482	790
MEG Energy Corp. (h)	2,376,100	6,280
Sanchez Energy Corp. (d)(h)	111,851	2,908
Ultra Petroleum Corp. warrants 7/14/25 (h)	211,400	0

TOTAL ENERGY		11,021

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (d)(h)	183,263	9,757
Food/Beverage/Tobacco - 0.8%
Darling Ingredients, Inc. (h)	1,038,617	29,009
JBS SA	14,101,600	58,228

TOTAL FOOD/BEVERAGE/TOBACCO		87,237

Gaming - 1.5%
Boyd Gaming Corp.	1,243,300	29,429
Caesars Entertainment, Inc. (h)	1,967,636	61,095
MGM Mirage, Inc.	603,800	9,715
Penn National Gaming, Inc. (h)	1,786,500	60,473
Studio City International Holdings Ltd. ADR (h)	695,700	10,331

TOTAL GAMING		171,043

Healthcare - 2.9%
Alexion Pharmaceuticals, Inc. (h)	182,800	18,735
Bausch Health Cos., Inc. (Canada) (h)	653,700	11,952
Bristol-Myers Squibb Co.	313,200	18,372
Charles River Laboratories International, Inc. (h)	185,000	36,813
Encompass Health Corp.	34	2
HCA Holdings, Inc.	176,200	22,314
Humana, Inc.	105,400	41,364
IQVIA Holdings, Inc. (h)	393,500	62,326
Jazz Pharmaceuticals PLC (h)	141,800	15,350
Regeneron Pharmaceuticals, Inc. (h)	90,900	57,455
Rotech Healthcare, Inc. (d)(h)	185,710	1,933
UnitedHealth Group, Inc.	144,600	43,782

TOTAL HEALTHCARE		330,398

Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	3,035
Metals/Mining - 0.1%
Elah Holdings, Inc. (h)	906	41
First Quantum Minerals Ltd.	1,764,200	14,910

TOTAL METALS/MINING		14,951

Services - 1.3%
ASGN, Inc. (h)	258,700	17,711
HD Supply Holdings, Inc. (h)	909,800	31,934
Novus Holdings Ltd.	100,408	5
Penhall Acquisition Co.:
Class A (d)	26,163	1,962
Class B (d)(h)	8,721	654
United Rentals, Inc. (h)	306,294	47,589
Visa, Inc. Class A	216,640	41,248

TOTAL SERVICES		141,103

Steel - 0.0%
Algoma Steel GP (d)(h)	198,162	4
Algoma Steel SCA (d)(h)	198,162	28

TOTAL STEEL		32

Super Retail - 0.3%
Amazon.com, Inc. (h)	11,000	34,811
Arena Brands Holding Corp. Class B (c)(d)(h)	659,302	1,820

TOTAL SUPER RETAIL		36,631

Technology - 6.5%
Adobe, Inc. (h)	207,400	92,152
Alphabet, Inc. Class A (h)	34,700	51,632
Broadcom, Inc.	58,300	18,467
CDW Corp.	247,000	28,714
EPAM Systems, Inc. (h)	217,400	63,063
Facebook, Inc. Class A (h)	183,200	46,472
Fiserv, Inc. (h)	316,513	31,585
Global Payments, Inc.	352,024	62,667
GoDaddy, Inc. (h)	281,500	19,784
Lam Research Corp.	153,700	57,969
Microchip Technology, Inc.	511,900	52,076
Microsoft Corp.	428,400	87,826
ON Semiconductor Corp. (h)	1,315,038	27,090
PayPal Holdings, Inc. (h)	335,400	65,762
SS&C Technologies Holdings, Inc.	486,982	28,001

TOTAL TECHNOLOGY		733,260

Telecommunications - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (h)	109,200	27,411
Palo Alto Networks, Inc. (h)	118,300	30,275
T-Mobile U.S., Inc. (h)	906,500	97,340

TOTAL TELECOMMUNICATIONS		155,026

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (c)(d)(h)	598,287	1
Class A2 (c)(d)(h)	598,287	1
Class A3 (c)(d)(h)	598,287	1
Class A4 (c)(d)(h)	598,287	1
Class A5 (c)(d)	598,287	1
Class A6 (c)(d)	598,287	1
Class A7 (c)(d)	598,287	1
Class A8 (c)(d)(h)	598,287	1
Class A9 (c)(d)(h)	598,287	1
U.S. Shipping Partners Corp. (d)(h)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(h)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9

Utilities - 1.0%
NRG Energy, Inc.	986,100	33,340
Pacific Gas & Electric Co. (c)(h)	91,730	815
PG&E Corp. (h)	3,664,866	34,266
Portland General Electric Co.	14,817	654
Vistra Corp.	2,230,700	41,625

TOTAL UTILITIES		110,700

TOTAL COMMON STOCKS
(Cost $1,773,184)		2,365,986

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(d)
(Cost $10,250)	287,159,690	97
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.8%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (e)(g)(j)	2,624	2,094
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/4/26 (e)(g)(j)	1,411	1,126

TOTAL AIR TRANSPORTATION		3,220

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26 (e)(g)(j)	18,308	17,500
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 2/27/26 (e)(g)(j)	3,634	3,587
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.921% 9/19/26 (e)(g)(j)	4,270	4,150
Building Materials - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(g)(j)	4,700	4,689
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (e)(g)(j)	2,928	2,547

TOTAL BUILDING MATERIALS		7,236

Cable/Satellite TV - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1748% 10/22/26 (e)(g)(j)	2,140	2,145
Diversified Financial Services - 0.1%
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/11/27 (e)(g)(j)	5,024	4,942
Energy - 1.8%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9283% 11/3/25 (e)(g)(j)	6,009	3,774
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(g)(j)	8,779	6,661
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (d)(e)(g)(j)	68,929	68,929
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(e)(g)(j)	98,780	3,128
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(e)(g)(j)	119,795	43,383
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(e)(g)(j)	82,975	40,589
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(g)(j)	1,394	1,325
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (e)(g)(j)	5,815	5,335
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (e)(g)(j)	35,950	28,011
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (d)(e)(j)	2,049	2,065
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(d)(g)(j)	5,861	0
term loan 7.25% 12/31/49 (a)(d)(e)(j)	2,528	0

TOTAL ENERGY		203,200

Entertainment/Film - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (e)(g)(j)	8,532	8,234
New Cotai LLC/New Cotai Capital Corp.:
Tranche A 2LN, term loan 10% 10/26/20 (d)(e)(j)	222	222
Tranche B 2LN, term loan 10% 10/26/20 (d)(e)(j)	3,934	3,934

TOTAL ENTERTAINMENT/FILM		12,390

Healthcare - 0.4%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (e)(g)(j)	43,352	42,361
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1756% 6/1/25 (e)(g)(j)	1,782	1,751

TOTAL HEALTHCARE		44,112

Hotels - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27(e)(g)(j)	12,390	3,073
Metals/Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 8/15/20 (e)(g)(j)	4,624	3,422
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (a)(g)(j)	22,488	281

TOTAL METALS/MINING		3,703

Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(g)(j)	6,055	4,905
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 1/23/27 (e)(g)(j)	2,230	2,213
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(g)(j)	8,229	8,140
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(g)(j)	11,173	10,624

TOTAL SERVICES		25,882

Super Retail - 0.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (e)(g)(j)	15,720	14,010
Technology - 1.1%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4111% 10/2/25 (e)(g)(j)	36,460	35,114
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 10/31/26 (e)(g)(j)	1,144	1,119
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4111% 11/4/26 (e)(g)(j)	599	590
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (e)(g)(j)	3,063	2,948
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (e)(g)(j)	10,270	9,140
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9163% 9/29/24 (e)(g)(j)	4,564	4,515
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (e)(g)(j)	24,662	24,970
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1611% 9/19/26 (e)(g)(j)	7,786	7,641
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(g)(j)	11,005	11,001
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(g)(j)	2,310	2,349
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4169% 2/28/27 (e)(g)(j)	2,349	2,299
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9258% 10/11/26 (e)(g)(j)	10,089	8,979
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9258% 10/11/25 (e)(g)(j)	11,054	10,484

TOTAL TECHNOLOGY		121,149

Telecommunications - 0.4%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (e)(g)(j)	9,027	8,779
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.91% 5/31/25 (e)(g)(j)	25,791	19,107
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(g)(j)(k)	5,148	5,234
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 3/9/27 (e)(g)(j)	8,758	8,495

TOTAL TELECOMMUNICATIONS		41,615

Utilities - 0.3%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/18/25 (e)(g)(j)	27,505	27,170
TOTAL BANK LOAN OBLIGATIONS
(Cost $782,881)		539,084

Preferred Securities - 9.0%
Banks & Thrifts - 8.0%
Bank of America Corp.:
5.125% (e)(l)	36,030	37,159
5.2% (e)(l)	61,440	62,054
5.875% (e)(l)	102,630	109,301
6.25% (e)(l)	28,555	31,031
Citigroup, Inc.:
4.7% (e)(l)	15,285	14,884
5% (e)(l)	60,300	60,451
5.9% (e)(l)	27,015	28,380
5.95% (e)(l)	51,015	53,024
6.3% (e)(l)	5,610	5,806
Goldman Sachs Group, Inc.:
4.3696% (e)(g)(l)	31,615	30,706
4.4% (e)(l)	8,035	7,593
4.95% (e)(l)	13,335	13,376
5% (e)(l)	70,565	66,860
Huntington Bancshares, Inc. 5.7% (e)(l)	12,990	12,081
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (e)(g)(l)	43,545	40,749
4% (e)(l)	34,340	32,065
4.4866% (e)(g)(l)	16,855	16,640
4.6% (e)(l)	23,365	22,608
5% (e)(l)	30,845	31,038
6% (e)(l)	69,385	72,160
6.125% (e)(l)	17,585	18,616
6.75% (e)(l)	8,330	9,232
Wells Fargo & Co.:
5.875% (e)(l)	50,420	54,580
5.9% (e)(l)	63,075	64,082

TOTAL BANKS & THRIFTS		894,476

Energy - 1.0%
DCP Midstream Partners LP 7.375% (e)(l)	15,260	11,265
Energy Transfer Partners LP:
6.25% (e)(l)	70,123	49,875
6.625% (e)(l)	27,290	19,649
MPLX LP 6.875% (e)(l)	30,450	26,672
Summit Midstream Partners LP 9.5% (e)(l)	15,260	2,270

TOTAL ENERGY		109,731

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (a)(b)(l)	2,940	171
TOTAL PREFERRED SECURITIES
(Cost $1,039,954)		1,004,378
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.14% (m)	572,075,220	572,247
Fidelity Securities Lending Cash Central Fund 0.13% (m)(n)	114,339	114
TOTAL MONEY MARKET FUNDS
(Cost $572,269)		572,361
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $10,783,644)		11,110,845
NET OTHER ASSETS (LIABILITIES) - 0.7%		77,245
NET ASSETS - 100%		$11,188,090

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing - Security is in default.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,125,474,000 or 36.9% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,732,000 or 0.0% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,574,000 and $2,617,000, respectively.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Pacific Gas & Electric Co.	7/27/20	$104
Sanchez Energy Corp. 15% 7/31/23	7/10/20	$1,991
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$129
Fidelity Securities Lending Cash Central Fund	94
Total	$223

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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